Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

12.    RELATED PARTY TRANSACTIONS

The following summarizes the Company’s related party transactions, not disclosed elsewhere in these condensed interim consolidated financial statements, during the six months ended June 30, 2024 and 2023. Key management personnel includes the Chief Executive Officer (CEO), Chief Financial Officer (CFO) and certain directors and officers and companies controlled or significantly influenced by them.

Key Management Personnel

	2024	2023
	($)	($)
Short-term employee benefits paid or accrued to the CEO of the Company, including share-based compensation vested for incentive stock options and performance warrants.	272,177	177,178
Short-term employee benefits paid or accrued to the CFO of the Company, including share-based compensation vested for incentive stock options and performance warrants.	275,032	183,898
Short-term employee benefits paid or accrued to a member of the advisory board of the Company, including share-based compensation vested for incentive stock options and performance warrants.	—	54,518
Short-term employee benefits paid or accrued to the Chief Technology Officer of the Company, including share-based compensation vested for incentive stock options and performance warrants.	213,028	156,193
Short-term employee benefits paid or accrued to a Director of the Company, including share-based compensation vested for incentive stock options and performance warrants.	92,487	138,473
Short-term employee benefits paid or accrued to the Chief People Officer of the Company, including share-based compensation vested for incentive stock options and performance warrants.	—	108,973
Short-term employee benefits paid or accrued to other directors and officers of the Company, including share-based compensation vested for incentive stock options and performance warrants.	28,748	48,777
Total	881,472	868,010

Other Related Party Payments

Office sharing and occupancy costs of $0 (December 31, 2023 – $64,741) were paid or accrued to a corporation that shares management in common with the Company.

Amounts Outstanding

a)      At June 30, 2024, a total of $0 (December 31, 2023 – $177,500) was included in accounts payable and accrued liabilities owing to officers, directors, or companies controlled by them. These amounts are unsecured and non-interest bearing (Note 9).

14.    RELATED PARTY TRANSACTIONS

The following summarizes the Company’s related party transactions, not disclosed elsewhere in these consolidated financial statements, during the years ended December 31, 2023 and 2022. Key management personnel includes the Chief Executive Officer (CEO), Chief Financial Officer (CFO) and certain directors and officers and companies controlled or significantly influenced by them.

Key Management Personnel

	2023	2022
	($)	($)
Short-term employee benefits paid or accrued to the CEO of the Company, including share-based compensation vested for incentive stock options and performance warrants.	342,275	350,657
Short-term employee benefits paid or accrued to the CFO of the Company, including share-based compensation vested for incentive stock options and performance warrants.	354,995	363,291
Short-term employee benefits paid or accrued to a member of the advisory board of the Company, including share-based compensation vested for incentive stock options and performance warrants.	54,518	215,038
Short-term employee benefits paid or accrued to the Chief Technology Officer of the Company, including share-based compensation vested for incentive stock options and performance warrants.	276,395	306,441
Short-term employee benefits paid or accrued to a Director of the Company, including share-based compensation vested for incentive stock options and performance warrants.	257,945	293,585
Short-term employee benefits paid or accrued to the Chief People Officer of the Company, including share-based compensation vested for incentive stock options and performance warrants.	205,112	205,681
Short-term employee benefits paid or accrued to other directors and officers of the Company, including share-based compensation vested for incentive stock options and performance warrants.	84,586	426,153
Total	1,575,826	2,160,846

Other Related Party Payments

Office sharing and occupancy costs of $75,214 (December 31, 2022 — $64,741) were paid or accrued to a corporation that shares management in common with the Company.

Amounts Outstanding

a)      At December 31, 2023, a total of $177,500 (December 31, 2022 — $304,623) was included in accounts payable and accrued liabilities owing to officers, directors, or companies controlled by them. These amounts are unsecured and non-interest bearing (Note 11).

b)      At December 31, 2023, a total of $0 (December 31, 2022 — $2,604,713) of notes are payable to a director of the Company (Note 12).